TAXATION (Current and Deferred Portions of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Current income tax expense	$ (5,560)	$ (3,857)	$ (602)
Deferred tax	42	2,740	182
Income tax expense	(5,518)	(1,117)	(420)
Income tax expense applicable to foreign entities	(412)	(353)	(275)
Income tax expense applicable to PRC entities (including HK and Taiwan)	$ (5,106)	$ (764)	$ (145)